Form N-1A Supplement	Nov. 18, 2025
Large Cap Index Fund - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Index Fund
S&P 500 Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class F Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025 and November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

S&P 500 Index Fund - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Index Fund
S&P 500 Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class F Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025 and November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
(the "Fund")

Supplement Dated November 18, 2025
to the Class I Shares Prospectus, dated January 31, 2025, as amended February 26, 2025, May 9, 2025, July 1, 2025, and
November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Fund is modifying its diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.